Statement of Cash Flows - Summary of Cash and Cash Equivalents (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Cash and cash equivalents if different from statement of financial position [abstract]
Cash	₩ 2,074,714		₩ 1,954,624
Checks issued by other banks	134,454		124,366
Due from the Bank of Korea	17,332,054		14,372,352
Due from other financial institutions	15,235,655		13,417,769
Disposal Group Held For Sale	5,858		0
Sub-total	34,782,735		29,869,111
Due from financial institutions measured at fair value through profit or loss	64,437		59,838
Sub-total	34,847,172		29,928,949
Restricted due from financial institutions	(4,843,682)		(4,338,818)
Due from financial institutions with original maturities over three months	(982,926)		(981,264)
Sub-total	(5,826,608)		(5,320,082)
Total	₩ 29,020,564	$ 20,089,692	₩ 24,608,867	$ 17,035,663	₩ 25,826,588	₩ 26,534,798